Quarterly Report
November 30, 2020
MFS®  Global Real Estate Fund
GRE-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Construction – 7.4%
American Homes 4 Rent, “A”, REIT	1,726,848	$49,595,074
AvalonBay Communities, Inc., REIT	325,386	54,206,054
Mid-America Apartment Communities, Inc., REIT	310,711	39,199,300
		$143,000,428
Network & Telecom – 4.7%
CoreSite Realty Corp., REIT	209,539	$26,274,095
Equinix, Inc., REIT	63,195	44,096,839
QTS Realty Trust, Inc., REIT, “A”	340,033	20,201,361
		$90,572,295
Real Estate – 81.7%
Advance Residence Investment Corp., REIT	11,228	$32,425,690
Alexandria Real Estate Equities, Inc., REIT	235,681	38,588,050
Ascendas India Trust, REIT	18,948,300	19,309,097
Big Yellow Group PLC, REIT	2,134,794	32,387,493
Boardwalk, REIT	1,297,214	34,590,376
Brixmor Property Group, Inc., REIT	2,065,081	31,533,787
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	8,694,072	15,551,055
Corporate Office Properties Trust, REIT	782,787	20,845,618
Deutsche Wohnen SE	1,211,419	60,702,537
Douglas Emmett, Inc.	591,406	18,315,844
Embassy Office Parks, REIT	4,470,800	21,078,903
Empire State Realty Trust, REIT, “A”	2,675,611	24,214,280
Entra ASA	997,723	19,941,226
EPR Properties, REIT	330,374	11,900,071
Equity Lifestyle Properties, Inc., REIT	578,593	33,899,764
ESR Cayman Ltd. (a)	10,767,400	32,436,740
Extra Space Storage, Inc., REIT	457,341	51,556,051
Fibra Uno Administracion S.A. de C.V., REIT	17,700,270	17,603,712
Goodman Group, REIT	3,922,960	53,791,840
Grainger PLC	6,684,451	25,165,730
Granite REIT	447,118	26,354,726
Host Hotels & Resorts, Inc., REIT	2,296,789	32,223,950
Japan Logistics Fund, Inc., REIT	9,901	27,976,964
Katitas Co. Ltd.	1,460,400	43,364,368
Kenedix, Inc.	5,987,300	43,528,359
LEG Immobilien AG	249,261	35,519,175
Link REIT	3,443,105	30,067,639
Mapletree Logistics Trust, REIT	25,648,900	37,675,378
Medical Properties Trust, Inc., REIT	1,110,512	21,543,933
National Storage, REIT	21,290,583	29,928,295
Omega Healthcare Investors, Inc., REIT	398,240	14,026,013
Prologis, Inc., REIT	1,090,656	109,120,133
Rayonier, Inc., REIT	1,035,471	29,169,218
Shaftesbury PLC, REIT	3,781,498	26,668,503
Shurgard Self Storage S.A.	599,188	25,373,331
Simon Property Group, Inc., REIT	126,796	10,469,546
Sino Land Co. Ltd.	21,104,424	28,779,703
STAG Industrial, Inc., REIT	1,140,305	33,958,283
STORE Capital Corp., REIT	1,483,879	48,315,100
Sun Communities, Inc., REIT	229,189	31,857,271
Swire Properties Ltd.	14,169,200	43,233,056
Unite Group PLC, REIT (a)	2,638,296	34,714,912
Urban Edge Properties, REIT	2,617,943	33,980,900
VICI Properties, Inc., REIT	1,721,393	43,534,029

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	393,022	$27,201,053
Warehouses De Pauw, REIT	1,275,826	43,323,144
Welltower, Inc., REIT	1,121,387	70,624,953
		$1,578,369,799
Telecommunications - Wireless – 2.3%
American Tower Corp., REIT	126,789	$29,313,617
Cellnex Telecom S.A.	233,423	14,701,225
		$44,014,842
Telephone Services – 1.7%
Helios Tower PLC (a)	17,222,890	$33,660,386
Total Common Stocks		$1,889,617,750
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.1% (v)	50,250,389	$50,250,389

Other Assets, Less Liabilities – (0.4)%		(7,616,059)
Net Assets – 100.0%		$1,932,252,080
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $50,250,389 and $1,889,617,750, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$999,764,187	$—	$—	$999,764,187
Japan	147,295,381	—	—	147,295,381
United Kingdom	84,221,726	34,714,912	—	118,936,638
Hong Kong	43,233,056	58,847,342	—	102,080,398
Germany	35,519,175	60,702,537	—	96,221,712
Australia	83,720,135	—	—	83,720,135
Belgium	25,373,331	43,323,144	—	68,696,475
Canada	60,945,102	—	—	60,945,102
Singapore	37,675,378	19,309,097	—	56,984,475
Other Countries	140,272,022	14,701,225	—	154,973,247
Mutual Funds	50,250,389	—	—	50,250,389
Total	$1,708,269,882	$231,598,257	$—	$1,939,868,139
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,802,170	$99,657,634	$84,209,415	$—	$—	$50,250,389
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,749	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2020, are as follows:
United States	53.9%
Japan	7.6%
United Kingdom	6.1%
Hong Kong	5.4%
Germany	5.0%
Australia	4.3%
Belgium	3.5%
Canada	3.2%
Singapore	3.0%
Other Countries	8.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
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